Schedule of investments
Delaware Enhanced Global Dividend and Income Fund
August 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 9.75%
Basic Industry — 0.19%
Ivanhoe Mines 144A 2.50% exercise price $7.43, maturity date 4/15/26 #	189,000	$ 248,776
		248,776
Brokerage — 0.55%
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	268,000	387,181
Repay Holdings 144A 0.324% exercise price $33.60, maturity date 2/1/26 #, ^	323,000	312,968
		700,149
Capital Goods — 0.44%
Chart Industries 144A 1.00% exercise price $58.73, maturity date 11/15/24 #	175,000	561,260
		561,260
Communications — 1.69%
Cable One 144A 1.125% exercise price $2,275.83, maturity date 3/15/28 #	254,000	276,042
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	356,000	372,235
InterDigital 2.00% exercise price $81.29, maturity date 6/1/24	408,000	455,175
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	371,000	393,965
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	203,000	207,324
Liberty Media 2.25% exercise price $32.74, maturity date 9/30/46	1,002,000	454,006
		2,158,747
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Cyclical — 0.37%
Cheesecake Factory 0.375% exercise price $78.40, maturity date 6/15/26	232,000	$ 218,062
Ford Motor 144A 0.00% exercise price $17.49, maturity date 3/15/26 #, ^	249,000	259,604
		477,666
Consumer Non-Cyclical — 2.40%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	280,000	293,132
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	407,000	420,227
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	259,000	281,213
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	288,000	292,824
Insulet 0.375% exercise price $226.73, maturity date 9/1/26	117,000	169,005
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	393,000	456,352
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	275,000	256,751
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	264,000	304,610
NQ-DEX [8/21] 10/21 (1868626)    1

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Neurocrine Biosciences 2.25% exercise price $75.92, maturity date 5/15/24	106,000	$ 140,332
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	503,000	453,354
		3,067,800
Electric — 0.38%
NextEra Energy Partners 144A 0.357% exercise price $76.10, maturity date 11/15/25 #, ^	143,000	158,746
NRG Energy 2.75% exercise price $45.21, maturity date 6/1/48	262,000	320,557
		479,303
Energy — 0.82%
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	750,000	634,564
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	399,000	411,770
		1,046,334
Real Estate Investment Trusts — 0.49%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	333,000	347,352
Summit Hotel Properties 1.50% exercise price $11.99, maturity date 2/15/26	269,000	277,443
		624,795
Technology — 1.87%
Knowles 3.25% exercise price $18.43, maturity date 11/1/21	212,000	238,029
Microchip Technology 1.625% exercise price $93.85, maturity date 2/15/27	188,000	440,033
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Technology (continued)
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	235,000	$ 512,153
Palo Alto Networks 0.75% exercise price $266.35, maturity date 7/1/23	189,000	330,665
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	423,000	420,885
Travere Therapeutics 2.50% exercise price $38.80, maturity date 9/15/25	294,000	284,563
Vishay Intertechnology 2.25% exercise price $31.34, maturity date 6/15/25	150,000	158,445
		2,384,773
Transportation — 0.55%
Seaspan 144A 3.75% exercise price $13.01, maturity date 12/15/25 #	352,000	451,464
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	270,000	250,587
		702,051
Total Convertible Bonds (cost $11,004,366)		12,451,654

Corporate Bonds — 50.22%
Automotive — 1.80%
Allison Transmission 144A 5.875% 6/1/29 #	715,000	787,429
Ford Motor 9.00% 4/22/25	305,000	373,000
Ford Motor Credit 3.375% 11/13/25	700,000	725,375
Jaguar Land Rover Automotive 144A 5.875% 1/15/28 #	400,000	411,880
		2,297,684

2    NQ-DEX [8/21] 10/21 (1868626)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking — 2.20%
Banco Continental 144A 2.75% 12/10/25 #		200,000	$ 199,421
Banco Nacional de Panama 144A 2.50% 8/11/30 #		200,000	192,250
Bank of Georgia 144A 6.00% 7/26/23 #		200,000	214,004
BBVA Bancomer 144A 5.125% 1/18/33 #, μ		200,000	208,771
Development Bank of Kazakhstan 144A 10.95% 5/6/26 #	KZT	100,000,000	235,256
Morgan Stanley 5.875% 9/15/26 μ, ψ		920,000	1,057,854
Popular 6.125% 9/14/23		655,000	706,581
			2,814,137
Basic Industry — 5.08%
AngloGold Ashanti Holdings 3.75% 10/1/30		200,000	209,608
Artera Services 144A 9.033% 12/4/25 #		640,000	700,000
Avient 144A 5.75% 5/15/25 #		188,000	198,669
Boise Cascade 144A 4.875% 7/1/30 #		18,000	19,193
Chemours 144A 5.75% 11/15/28 #		350,000	371,437
Corp Nacional del Cobre de Chile 144A 3.15% 1/14/30 #		250,000	264,256
First Quantum Minerals
144A 7.25% 4/1/23 #		340,000	347,013
144A 7.50% 4/1/25 #		345,000	357,937

Freeport-McMoRan 5.45% 3/15/43		400,000	511,986
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #		400,000	405,500
Koppers 144A 6.00% 2/15/25 #		484,000	496,705
New Gold 144A 7.50% 7/15/27 #		335,000	352,175
NOVA Chemicals
144A 4.25% 5/15/29 #		360,000	362,250
144A 5.00% 5/1/25 #		285,000	303,169

OCP 144A 3.75% 6/23/31 #		200,000	202,939
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Olin
5.00% 2/1/30	380,000	$ 408,318
5.125% 9/15/27	478,000	497,120

Univar Solutions USA 144A 5.125% 12/1/27 #	305,000	319,106
Vale Overseas 3.75% 7/8/30	150,000	160,080
		6,487,461
Capital Goods — 2.42%
Ardagh Packaging Finance 144A 5.25% 8/15/27 #	330,000	341,962
Cemex 144A 5.125% 6/8/26 #, μ, ψ	200,000	210,044
Intertape Polymer Group 144A 4.375% 6/15/29 #	390,000	398,440
Madison IAQ 144A 5.875% 6/30/29 #	295,000	302,375
State Agency of Roads of Ukraine 144A 6.25% 6/24/28 #	200,000	200,552
Terex 144A 5.00% 5/15/29 #	405,000	426,279
TK Elevator US Newco 144A 5.25% 7/15/27 #	670,000	708,739
TransDigm 144A 6.25% 3/15/26 #	288,000	302,760
UltraTech Cement 144A 2.80% 2/16/31 #	200,000	196,126
		3,087,277
Communications — 3.99%
Altice Financing 144A 5.00% 1/15/28 #	200,000	200,128
Altice France 144A 7.375% 5/1/26 #	307,000	319,040
Altice France Holding 144A 6.00% 2/15/28 #	680,000	674,985
Consolidated Communications
144A 5.00% 10/1/28 #	165,000	169,678
144A 6.50% 10/1/28 #	165,000	180,675

Frontier Communications Holdings 144A 5.875% 10/15/27 #	325,000	347,825

NQ-DEX [8/21] 10/21 (1868626)    3

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Level 3 Financing 144A 4.25% 7/1/28 #	605,000	$ 612,992
Millicom International Cellular 144A 4.50% 4/27/31 #	200,000	208,768
Ooredoo International Finance 144A 5.00% 10/19/25 #	200,000	230,230
T-Mobile USA
2.625% 4/15/26	190,000	195,462
3.375% 4/15/29	190,000	200,984
3.50% 4/15/31	110,000	117,260

VTR Comunicaciones 144A 4.375% 4/15/29 #	200,000	202,110
Zayo Group Holdings
144A 4.00% 3/1/27 #	770,000	762,281
144A 6.125% 3/1/28 #	660,000	672,375
		5,094,793
Consumer Cyclical — 5.85%
Bath & Body Works
6.875% 11/1/35	365,000	469,025
6.95% 3/1/33	244,000	294,957

Boyd Gaming 4.75% 12/1/27	151,000	155,908
Caesars Entertainment 144A 6.25% 7/1/25 #	660,000	698,412
Carnival
144A 5.75% 3/1/27 #	680,000	696,092
144A 7.625% 3/1/26 #	490,000	521,605

H&E Equipment Services 144A 3.875% 12/15/28 #	200,000	201,090
Hilton Domestic Operating 144A 4.00% 5/1/31 #	605,000	624,750
Hilton Worldwide Finance 4.875% 4/1/27	435,000	451,837
Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	437,089
Levi Strauss & Co. 144A 3.50% 3/1/31 #	322,000	332,106
MGM Resorts International 4.75% 10/15/28	140,000	147,188
Murphy Oil USA 144A 3.75% 2/15/31 #	330,000	333,394
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	690,000	695,972
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Scientific Games International 144A 8.25% 3/15/26 #	292,000	$ 310,944
Six Flags Entertainment 144A 4.875% 7/31/24 #	205,000	207,474
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	858,000	888,918
		7,466,761
Consumer Non-Cyclical — 1.83%
Aramark Services 144A 5.00% 2/1/28 #	530,000	551,766
JBS USA LUX
144A 6.50% 4/15/29 #	360,000	408,150
144A 6.75% 2/15/28 #	40,000	43,900

Kraft Heinz Foods 5.20% 7/15/45	260,000	334,307
Legends Hospitality Holding 144A 5.00% 2/1/26 #	210,000	216,562
Post Holdings
144A 5.625% 1/15/28 #	400,000	421,500
144A 5.75% 3/1/27 #	345,000	361,543
		2,337,728
Electric — 0.55%
Azure Power Energy 144A 3.575% 8/19/26 #	200,000	203,120
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	500,000	503,125
		706,245
Energy — 7.89%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	320,000	307,190
144A 7.00% 11/1/26 #	150,000	153,000
CNX Resources
144A 6.00% 1/15/29 #	350,000	365,027
144A 7.25% 3/14/27 #	165,000	175,109

Crestwood Midstream Partners 144A 6.00% 2/1/29 #	373,000	381,027

4    NQ-DEX [8/21] 10/21 (1868626)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

DCP Midstream Operating 5.125% 5/15/29	495,000	$ 550,121
Energean Israel Finance 144A 4.875% 3/30/26 #	200,000	205,118
EQM Midstream Partners
144A 4.75% 1/15/31 #	210,000	213,938
144A 6.50% 7/1/27 #	355,000	396,288

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	245,000	244,427
Genesis Energy
7.75% 2/1/28	490,000	480,984
8.00% 1/15/27	360,000	357,941

Geopark 144A 5.50% 1/17/27 #	200,000	200,102
KazMunayGas National 144A 5.375% 4/24/30 #	216,000	259,198
Murphy Oil 6.375% 7/15/28	600,000	632,250
NuStar Logistics 5.625% 4/28/27	402,000	428,122
Occidental Petroleum
3.00% 2/15/27	190,000	190,779
3.50% 8/15/29	345,000	358,034
6.125% 1/1/31	320,000	387,390
6.45% 9/15/36	155,000	194,017
6.625% 9/1/30	310,000	387,158

PDC Energy 5.75% 5/15/26	403,000	418,959
Petronas Capital 144A 2.48% 1/28/32 #	200,000	203,905
Qatar Petroleum 144A 2.25% 7/12/31 #	200,000	201,961
Southwestern Energy 7.75% 10/1/27	330,000	358,050
Targa Resources Partners 5.375% 2/1/27	708,000	734,550
TechnipFMC 144A 6.50% 2/1/26 #	660,000	701,367
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	400,000	410,940
Western Midstream Operating 4.75% 8/15/28	170,000	187,281
		10,084,233
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials — 1.99%
Ally Financial
4.70% 5/15/26 μ, ψ	345,000	$ 364,191
8.00% 11/1/31	250,000	366,903

DAE Funding 144A 1.55% 8/1/24 #	200,000	199,850
DAE Sukuk Difc 144A 3.75% 2/15/26 #	400,000	425,796
Hightower Holding 144A 6.75% 4/15/29 #	220,000	226,325
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	405,000	424,322
MSCI 144A 3.625% 11/1/31 #	325,000	345,509
XP 144A 3.25% 7/1/26 #	200,000	195,666
		2,548,562
Healthcare — 3.80%
Bausch Health 144A 6.25% 2/15/29 #	630,000	626,107
Centene
3.375% 2/15/30	535,000	559,744
4.625% 12/15/29	360,000	395,330
Community Health Systems
144A 4.75% 2/15/31 #	220,000	224,704
144A 6.625% 2/15/25 #	305,000	320,975

DaVita 144A 4.625% 6/1/30 #	300,000	313,923
Encompass Health 5.75% 9/15/25	361,000	370,215
HCA
5.875% 2/15/26	166,000	192,734
7.58% 9/15/25	194,000	235,793

Ortho-Clinical Diagnostics 144A 7.25% 2/1/28 #	168,000	180,390
Service Corp International 4.00% 5/15/31	635,000	658,727
Tenet Healthcare
144A 4.25% 6/1/29 #	360,000	368,294
144A 6.125% 10/1/28 #	380,000	401,850
		4,848,786
Insurance — 1.35%
HUB International 144A 7.00% 5/1/26 #	685,000	709,557
Sagicor Financial 144A 5.30% 5/13/28 #	200,000	211,750

NQ-DEX [8/21] 10/21 (1868626)    5

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
USI 144A 6.875% 5/1/25 #	782,000	$ 798,852
		1,720,159
Media — 4.54%
AMC Networks 4.25% 2/15/29	805,000	799,969
CCO Holdings
144A 4.50% 8/15/30 #	380,000	397,548
4.50% 5/1/32	85,000	88,938
144A 5.125% 5/1/27 #	250,000	261,674
144A 5.375% 6/1/29 #	285,000	311,719

Clear Channel Outdoor Holdings 144A 7.50% 6/1/29 #	215,000	222,794
CSC Holdings
144A 3.375% 2/15/31 #	900,000	857,322
144A 5.00% 11/15/31 #	325,000	323,820

Gray Television 144A 4.75% 10/15/30 #	750,000	742,256
Nielsen Finance
144A 4.50% 7/15/29 #	90,000	89,309
144A 4.75% 7/15/31 #	305,000	301,748

Sinclair Television Group 144A 5.125% 2/15/27 #	453,000	440,688
Sirius XM Radio 144A 4.00% 7/15/28 #	605,000	618,824
Terrier Media Buyer 144A 8.875% 12/15/27 #	325,000	346,531
		5,803,140
Real Estate — 0.33%
Corp Inmobiliaria Vesta 144A 3.625% 5/13/31 #	200,000	205,268
Longfor Group Holdings 3.95% 9/16/29	200,000	214,809
		420,077
	Principal amount°	Value (US $)

Corporate Bonds (continued)
REIT Hotel — 0.20%
MGM Growth Properties Operating Partnership
144A 3.875% 2/15/29 #	35,000	$ 37,149
5.75% 2/1/27	195,000	224,771
		261,920
REIT Self-Storage — 0.56%
Iron Mountain 144A 4.50% 2/15/31 #	695,000	715,634
		715,634
Services — 0.69%
Prime Security Services Borrower 144A 5.75% 4/15/26 #	495,000	536,128
United Rentals North America 3.875% 2/15/31	330,000	342,143
		878,271
Technology — 1.21%
BY Crown Parent 144A 7.375% 10/15/24 #	70,000	71,291
Go Daddy Operating 144A 3.50% 3/1/29 #	355,000	351,054
SS&C Technologies 144A 5.50% 9/30/27 #	1,055,000	1,118,511
		1,540,856
Transportation — 1.20%
Delta Air Lines 7.375% 1/15/26	467,000	550,105
Mileage Plus Holdings 144A 6.50% 6/20/27 #	330,000	358,908
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^	200,000	146,547
United Airlines
144A 4.375% 4/15/26 #	120,000	124,726
144A 4.625% 4/15/29 #	150,000	155,816

VistaJet Malta Finance 144A 10.50% 6/1/24 #	180,000	195,534
		1,531,636
Utilities — 2.74%
Calpine
144A 5.00% 2/1/31 #	645,000	657,145
144A 5.25% 6/1/26 #	215,000	221,988

6    NQ-DEX [8/21] 10/21 (1868626)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #		200,000	$ 203,258
Covanta Holding 5.875% 7/1/25		557,000	577,191
GFL Environmental 144A 3.75% 8/1/25 #		130,000	134,063
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #		200,000	216,905
NRG Energy 144A 3.625% 2/15/31 #		700,000	713,153
Oryx Funding 144A 5.80% 2/3/31 #		200,000	212,030
PG&E 5.25% 7/1/30		200,000	197,270
Vistra Operations 144A 4.375% 5/1/29 #		360,000	365,850
			3,498,853
Total Corporate Bonds (cost $62,117,387)			64,144,213

Sovereign Bonds — 7.47%Δ
Armenia — 0.15%
Republic of Armenia International Bond
144A 3.60% 2/2/31 #		200,000	190,892
			190,892
Brazil — 0.15%
Brazil Notas do Tesouro Nacional Serie F
10.00% 1/1/27	BRL	1,000,000	193,259
			193,259
Colombia — 0.48%
Colombia Government International Bond 3.125% 4/15/31		440,000	430,655
Columbian Government Bond 7.00% 6/30/32	COP	703,600,000	182,866
			613,521
Dominican Republic — 0.45%
Dominican Republic International Bond
144A 4.875% 9/23/32 #		550,000	578,880
			578,880
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Egypt — 0.62%
Egypt Government International Bonds
144A 3.875% 2/16/26 #		400,000	$ 392,975
7.903% 2/21/48		400,000	398,604
			791,579
Gabon — 0.16%
Gabon Government International Bond
144A 6.625% 2/6/31 #		200,000	203,457
			203,457
Honduras — 0.29%
Honduras Government International Bond
144A 5.625% 6/24/30 #		350,000	373,278
			373,278
Indonesia — 0.12%
Indonesia Treasury Bond
6.125% 5/15/28	IDR	2,154,000,000	154,801
			154,801
Ivory Coast — 0.45%
Ivory Coast Government International Bonds
144A 6.125% 6/15/33 #		400,000	439,554
144A 6.875% 10/17/40 #	EUR	100,000	132,359
			571,913
Kenya — 0.16%
Republic of Kenya Government International Bond
144A 6.30% 1/23/34 #		200,000	206,679
			206,679
Malaysia — 0.23%
Malaysia Government Bond
3.955% 9/15/25	MYR	1,174,000	297,094
			297,094
Mongolia — 0.17%
Mongolia Government International Bond
144A 5.125% 4/7/26 #		200,000	211,917
			211,917

NQ-DEX [8/21] 10/21 (1868626)    7

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Morocco — 0.46%
Morocco Government International Bond
144A 2.375% 12/15/27 #		600,000	$ 593,982
			593,982
North Macedonia — 0.19%
North Macedonia Government International Bond
144A 1.625% 3/10/28 #	EUR	200,000	236,612
			236,612
Pakistan — 0.16%
Pakistan Water & Power Development Authority
7.50% 6/4/31		200,000	199,224
			199,224
Panama — 0.22%
Panama Bonos del Tesoro 3.362% 6/30/31		200,000	204,000
Panama Government International Bond 144A 3.75% 4/17/26 #		67,000	72,527
			276,527
Paraguay — 0.37%
Paraguay Government International Bond
144A 4.95% 4/28/31 #		400,000	466,504
			466,504
Peru — 0.68%
Peru Government Bond 6.95% 8/12/31	PEN	1,633,000	424,084
Peruvian Government International Bond 2.392% 1/23/26		433,000	448,644
			872,728
Romania — 0.12%
Romania Government Bond
4.15% 1/26/28	RON	595,000	147,790
			147,790
Senegal — 0.25%
Senegal Government International Bond
144A 6.25% 5/23/33 #		300,000	323,902
			323,902
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Serbia — 0.10%
Serbia International Bond
144A 3.125% 5/15/27 #	EUR	100,000	$ 131,919
			131,919
Turkey — 0.16%
Turkiye Ihracat Kredi Bankasi
144A 5.75% 7/6/26 #		200,000	201,745
			201,745
Ukraine — 0.43%
Ukraine Government International Bonds
144A 6.876% 5/21/29 #		300,000	317,697
144A 7.75% 9/1/21 #		237,000	237,000
			554,697
Uruguay — 0.31%
Uruguay Government International Bond
9.875% 6/20/22	UYU	16,560,000	398,239
			398,239
Uzbekistan — 0.59%
Republic of Uzbekistan International Bonds
144A 3.90% 10/19/31 #		200,000	200,364
144A 5.375% 2/20/29 #		500,000	555,020
			755,384
Total Sovereign Bonds (cost $9,553,039)			9,546,523

Supranational Bank — 0.51%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #		400,000	440,680
Central American Bank For Economic Integration 144A 2.00% 5/6/25 #		200,000	206,685
Total Supranational Bank (cost $618,892)			647,365

8    NQ-DEX [8/21] 10/21 (1868626)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks — 62.01%~
Communication Services — 6.31%
Alphabet Class A †	10	$ 28,940
Alphabet Class C †	25	72,731
America Movil ADR Class L	3,252	63,609
AT&T	19,890	545,384
Baidu ADR †	871	136,764
Century Communications =, †	125,000	0
Comcast Class A	4,100	248,788
Facebook Class A †	220	83,464
Grupo Televisa ADR	9,346	122,713
KDDI	41,700	1,277,362
LG Uplus	5,829	70,635
Mail.Ru Group GDR †	1,295	26,055
NAVER	346	131,005
Orange	104,400	1,185,860
Publicis Groupe	25,710	1,685,425
SK Telecom	2,284	587,030
Take-Two Interactive Software †	380	61,264
Telefonica Brasil ADR	3,610	30,541
Tencent Holdings	12,000	742,454
TIM ADR	3,015	35,879
Turkcell Iletisim Hizmetleri	12,891	25,405
Verizon Communications	13,470	740,850
ViacomCBS Class B	249	10,321
Weibo ADR †	922	46,579
Yandex Class A †	1,288	99,047
		8,058,105
Consumer Discretionary — 7.73%
adidas AG	4,580	1,624,784
Alibaba Group Holding ADR †	2,912	486,275
Amazon.com †	75	260,309
Americanas †	14,722	118,099
Arcos Dorados Holdings Class A †	4,348	23,740
Astra International	226,900	83,124
Bath & Body Works	649	43,795
Best Buy	337	39,264
Buckle	1,970	76,298
eBay	788	60,471
Genuine Parts	4,000	488,760
H & M Hennes & Mauritz Class B †	46,620	934,404
Home Depot	1,940	632,789
JD.com ADR †	5,052	396,885
LG Electronics	616	75,443
Lowe's	600	122,334
MercadoLibre †	10	18,675
Newell Brands	1,152	29,272
Next	4,760	517,653
	Number of shares	Value (US $)
Common Stocks~ (continued)
Consumer Discretionary (continued)
NIKE Class B	510	$ 84,017
PulteGroup	418	22,513
Ross Stores	390	46,176
Sodexo †	16,200	1,339,353
Sturm Ruger & Co.	910	71,153
Swatch Group	6,910	1,948,307
Tesla †	54	39,729
TJX	1,180	85,810
Tractor Supply	480	93,240
Trip.com Group ADR †	1,739	53,022
Ulta Beauty †	106	41,055
Victoria's Secret & Co. †	216	14,321
		9,871,070
Consumer Staples — 14.79%
Altria Group	1,580	79,363
Archer-Daniels-Midland	4,100	246,000
Asahi Group Holdings	19,800	920,395
BRF ADR †	10,989	49,780
Coca-Cola Femsa ADR	1,476	85,460
Colgate-Palmolive	470	36,637
Conagra Brands	15,000	496,800
Danone	30,830	2,252,224
Diageo	70,250	3,374,618
Essity Class B	34,120	1,094,440
Fomento Economico Mexicano ADR	639	55,408
General Mills	5,600	323,736
Hengan International Group	7,500	43,491
Kao	25,400	1,534,413
Kellogg	770	48,618
Kirin Holdings	23,800	431,370
Koninklijke Ahold Delhaize	61,020	2,058,450
Kroger	540	24,856
Lawson	15,700	756,351
Nestle	21,250	2,685,749
Philip Morris International	910	93,730
Procter & Gamble	1,700	242,063
Seven & i Holdings	40,800	1,785,684
Tingyi Cayman Islands Holding	22,000	39,149
Tsingtao Brewery Class H	10,000	81,904
Uni-President China Holdings	49,000	46,433
		18,887,122
Energy — 2.05%
Chevron	307	29,708
China Petroleum & Chemical Class H	122,000	59,138
ConocoPhillips	5,769	320,353
EOG Resources	972	65,629
NQ-DEX [8/21] 10/21 (1868626)    9

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
	Number of shares	Value (US $)
Common Stocks~ (continued)
Energy (continued)
Exxon Mobil	1,874	$ 102,171
Gazprom PJSC ADR	22,925	190,369
Kinder Morgan	3,700	60,199
LUKOIL PJSC ADR	916	77,640
Marathon Petroleum	840	49,787
Petroleo Brasileiro ADR	3,704	40,151
Reliance Industries GDR 144A #	13,560	838,686
Rosneft Oil PJSC GDR	24,551	177,258
TotalEnergies ADR	5,600	248,024
Williams	14,792	365,215
		2,624,328
Financials — 3.48%
AGNC Investment	3,380	55,128
Akbank TAS	36,846	26,095
Allstate	1,800	243,504
American Financial Group	307	42,347
American International Group	9,000	491,040
Ameriprise Financial	340	92,789
Annaly Capital Management	1,787	15,529
Artisan Partners Asset Management Class A	1,210	62,872
Banco Bradesco ADR	13,393	60,001
Banco Santander Brasil ADR	5,102	41,071
Bangkok Bank	14,400	50,930
Bank Central Asia	74,100	170,151
BlackRock	110	103,762
Blackstone	653	82,102
Diamond Hill Investment Group	102	18,669
Discover Financial Services	2,373	304,266
Grupo Financiero Banorte Class O	8,076	53,308
ICICI Bank ADR	10,582	207,619
Invesco	3,000	75,960
Itau Unibanco Holding ADR	15,411	91,387
MetLife	7,870	487,940
Ping An Insurance Group Co. of China Class H	16,000	124,257
Principal Financial Group	1,200	80,172
Prudential Financial	790	83,645
S&P Global	195	86,545
Samsung Life Insurance	947	60,849
Sberbank of Russia PJSC ADR	6,857	122,363
Synchrony Financial	1,109	55,173
Truist Financial	10,000	570,600
US Bancorp	8,500	487,815
		4,447,889
	Number of shares	Value (US $)
Common Stocks~ (continued)
Healthcare — 10.69%
AbbVie	4,305	$ 519,958
AmerisourceBergen	670	81,881
Amgen	1,460	329,274
BeiGene ADR †	158	48,711
Bristol-Myers Squibb	3,600	240,696
Cardinal Health	7,100	372,679
Cigna	1,100	232,815
CVS Health	2,900	250,531
Eli Lilly & Co.	152	39,260
Fresenius Medical Care AG & Co.	31,720	2,435,969
Humana	89	36,082
Johnson & Johnson	3,040	526,315
Merck & Co.	7,630	582,093
Molina Healthcare †	143	38,434
Novo Nordisk Class B	30,590	3,048,703
Organon & Co.	123	4,168
Pfizer	7,810	359,807
Roche Holding	5,550	2,228,788
Smith & Nephew	104,160	1,997,701
UnitedHealth Group	92	38,297
Viatris	16,986	248,505
		13,660,667
Industrials — 3.51%
Caterpillar	1,900	400,653
Honeywell International	1,000	231,910
Knorr-Bremse	4,180	501,697
Lockheed Martin	1,100	395,780
Northrop Grumman	600	220,620
Raytheon Technologies	4,800	406,848
Securitas Class B	137,240	2,278,202
United Parcel Service Class B	214	41,865
		4,477,575
Information Technology — 9.61%
Adobe †	205	136,059
Amadeus IT Group †	23,560	1,438,771
Analog Devices	535	87,260
Apple	3,581	543,703
Automatic Data Processing	1,100	229,944
Broadcom	1,540	765,703
Cisco Systems	12,200	720,044
Dropbox Class A †	2,660	84,349
Enphase Energy †	192	33,356
Hon Hai Precision Industry	51,000	204,269
HP	2,580	76,729
Intel	7,600	410,856
International Business Machines	3,692	518,135
Lam Research	160	96,771

10    NQ-DEX [8/21] 10/21 (1868626)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks~ (continued)
Information Technology (continued)
MediaTek	17,000	$ 552,691
Microsoft	1,640	495,083
Monolithic Power Systems	190	94,037
NetApp	1,180	104,937
NVIDIA	429	96,032
Oracle	3,700	329,781
Paychex	640	73,261
Paycom Software †	72	35,201
QUALCOMM	640	93,882
Samsung Electronics	14,649	969,061
SAP	13,550	2,039,253
SK Hynix	6,662	611,931
Sohu.com ADR †	2,260	52,884
Taiwan Semiconductor Manufacturing	53,000	1,174,229
TE Connectivity	354	53,178
Western Union	2,700	58,428
Xilinx	580	90,242
		12,270,060
Materials — 2.47%
Air Liquide	13,270	2,378,800
Anhui Conch Cement Class H	14,500	78,490
Cemex ADR †	6,204	50,873
Cia de Minas Buenaventura ADR †	4,888	36,660
Dow	1,220	76,738
DuPont de Nemours	5,500	407,110
Sociedad Quimica y Minera de Chile ADR	1,583	82,553
Vale ADR	2,643	50,402
		3,161,626
Real Estate — 0.01%
eXp World Holdings	171	7,840
		7,840
REIT Diversified — 0.03%
VICI Properties	1,370	42,347
		42,347
REIT Healthcare — 0.07%
Medical Properties Trust	1,680	34,406
Omega Healthcare Investors	1,560	52,307
		86,713
REIT Mall — 0.03%
Simon Property Group	288	38,722
		38,722
REIT Multifamily — 0.38%
Equity Residential	5,800	487,606
		487,606
	Number of shares	Value (US $)
Common Stocks~ (continued)
REIT Self-Storage — 0.07%
Iron Mountain	1,903	$ 90,868
		90,868
Utilities — 0.78%
Edison International	8,400	485,856
Entergy	2,900	320,769
Kunlun Energy	52,000	55,093
NRG Energy	2,029	92,664
PPL	1,250	36,687
		991,069
Total Common Stocks (cost $68,875,565)		79,203,607

Convertible Preferred Stock — 2.72%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	173	338,531
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	2,586	130,593
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	3,664	220,243
Bank of America 7.25% exercise price $50.00 **	179	262,772
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	12,660	636,165
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	4,436	230,051
Essential Utilities 6.00% exercise price $42.19, maturity date 4/30/22	6,150	376,011
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 **	460	481,298
QTS Realty Trust 6.50% exercise price $46.65 **	2,152	372,340

NQ-DEX [8/21] 10/21 (1868626)    11

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
	Number of shares	Value (US $)

Convertible Preferred Stock (continued)
UGI 7.25% exercise price $52.57, maturity date 6/1/24	4,100	$ 428,261
Total Convertible Preferred Stock (cost $3,049,711)		3,476,265

Exchange-Traded Funds — 0.91%
iShares Core US REIT ETF	1,990	123,897
iShares MSCI EAFE ETF	420	33,869
iShares Russell 1000 Growth ETF	30	8,727
iShares Trust iShares ESG Aware MSCI EAFE ETF	10,250	829,635
Vanguard FTSE Developed Markets ETF	180	9,443
Vanguard Mega Cap Growth ETF	75	18,646
Vanguard Real Estate ETF	1,250	135,725
Total Exchange-Traded Funds (cost $1,100,284)		1,159,942

Limited Partnerships — 1.69%@
Merion Champion's Walk=, †, π	1,085,000	1,106,961
Merion Countryside=, †, π	780,938	1,044,894
Total Limited Partnerships (cost $774,651)		2,151,855
	Principal amount°
Leveraged Non-Recourse Security — 0.00%
JPMorgan Fixed Income Auction Pass Through Trust Series 2007-B 144A 0.002% 1/15/87 #, =, ♦	500,000	500
Total Leveraged Non-Recourse Security (cost $425,000)		500
Number of shares
Short-Term Investments — 3.86%
Money Market Mutual Funds — 3.86%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	1,234,823	1,234,823
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,234,823	$ 1,234,823
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	1,234,823	1,234,823
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	1,234,823	1,234,823
Total Short-Term Investments (cost $4,939,292)		4,939,292

Total Value of Securities—139.14% (cost $162,458,187)		177,721,216
Borrowing Under Line of Credit - (42.28%)		(54,000,000)

Receivables and Other Assets Net of Liabilities — 3.14%		4,002,872
Net Assets Applicable to 11,292,969 Shares Outstanding—100.00%		$127,724,088
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2021, the aggregate value of Rule 144A securities was $55,878,064, which represents 43.75% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at August 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of origin.
~	Securities have been classified by type of business.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

12    NQ-DEX [8/21] 10/21 (1868626)

(Unaudited)
**	Perpetual security with no stated maturity date.
@	Invests in multi-family real estate properties.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At August 31, 2021, the aggregate value of restricted securities was $2,151,855, which represented 1.68% of the Fund’s net assets. See table on the next page for additional details on restricted securities.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Merion Champion's Walk	8/4/2017	$697,926	$1,002,907
Merion Champion's Walk	2/13/2018	18,103	26,014
Merion Champion's Walk	7/11/2018	19,180	26,014
Merion Champion's Walk	10/22/2018	19,544	26,014
Merion Champion's Walk	2/13/2019	19,898	26,012
Merion Countryside	5/11/2016	—	927,866
Merion Countryside	4/7/2017	—	75,232
Merion Countryside	5/3/2018	—	41,796
Total		$774,651	$2,151,855
The following foreign currency exchange contracts and swap contracts were outstanding at August 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CHF	(111,346)	USD	121,549	9/2/21	$—	$(47)
BNYM	GBP	(50,899)	USD	69,977	9/2/21	—	(2)
BNYM	JPY	(2,527,339)	USD	22,947	9/1/21	—	(26)
CITI	COP	(732,424,000)	USD	190,101	10/1/21	—	(3,900)
JPMCB	BRL	(975,304)	USD	184,489	10/8/21	—	(3,106)
JPMCB	EUR	(605,293)	USD	715,866	10/8/21	607	—
JPMCB	KZT	429,133,550	USD	(986,060)	10/8/21	12,809	—
JPMCB	MXN	20,507	USD	(1,016)	10/8/21	—	(1)
Total Foreign Currency Exchange Contracts						$13,416	$(7,082)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency[2]	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB-Republic of Turkey 11.875% 1/15/30 B2 6/22/26- Quarterly	1,500,000	1.000%	$170,965	$180,206	$(9,241)	$—
JPMCB-Federative Republic of Brazil 4.25% 6/6/25 B2 6/22/26- Quarterly	187,000	1.000%	6,403	10,399	(3,996)	—
Total CDS Contracts			$177,368	$190,605	$(13,237)	$—
NQ-DEX [8/21] 10/21 (1868626)    13

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contract and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(2,957).
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
CDS – Credit Default Swap
CITI – Citigroup
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
GS – Goldman Sachs
JPMCB – JPMorgan Chase Bank
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
Summary of currencies:
BRL – Brazilian Real
CHF – Swiss Franc
COP – Colombia Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
JPY – Japanese Yen
KZT – Kazakhstan Tenge
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Sol
RON – Romania New Leu
USD – US Dollar
14    NQ-DEX [8/21] 10/21 (1868626)

(Unaudited)
Summary of currencies: (continued)
UYU – Uruguayan Peso
NQ-DEX [8/21] 10/21 (1868626)    15